SunAmerica Asset Management, LLC
One World Trade Center 285 Fulton Street, Suite 49M
New York, NY 10007 215-519-1785 jennifer.rogers@venerable.com

Jennifer M. Rogers
Associate General Counsel

July 29, 2026

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Seasons Series Trust (the “Trust”)

File Nos. 333-08653 and 811-07725

CIK Number 0001003239

Post-Effective Amendment No. 65

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has elected to file this certification in lieu of electronically filing definitive copies of the Prospectus and Statement of Additional Information contained in its most recent amendment to its registration statement on Form N-1A (the “Amendment”), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

1. the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment; and

2. the Amendment, which is designated as Post-Effective Amendment No. 65 under the 1933 Act and Amendment No. 67 under the Investment Company Act of 1940, as amended, was filed electronically and accepted for filing on July 27, 2026. The Amendment became effective on July 29, 2026 pursuant to Rule 485(b) under the 1933 Act.

Should you have any comments or questions, please contact the undersigned at 215-519-1785.

Very truly yours,

/s/ JENNIFER M. ROGERS
Jennifer M. Rogers